As filed with the Securities and Exchange
Commission on October 18, 2017

1933 Act File No. 033-31675
1940 Act File No. 811-05979

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 56

and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
AMENDMENT NO. 59
(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
(800) 225-5291

JOHN J. DANELLO, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.
K & L GATES LLP
ONE LINCOLN STREET
BOSTON, MA 02111-2950

TITLE OF SECURITIES BEING REGISTERED: Shares of beneficial interest ($0.00 par value) of the Registrant.

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES

Exhibit Index

EX-101 INSTANCE DOCUMENT

EX-101 SCHEMA DOCUMENT

EX-101 CALCULATION LINKBASE DOCUMENT

EX-101 DEFINITION LINKBASE DOCUMENT

EX-101 LABELS LINKBASE DOCUMENT

EX-101 PRESENTATION LINKBASE DOCUMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 18th day of October, 2017.

JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND

By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President and Trustee	October 18, 2017
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	October 18, 2017
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	October 18, 2017
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	October 18, 2017
James R. Boyle

/s/ Peter S. Burgess *	Trustee	October 18, 2017
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	October 18, 2017
William H. Cunningham

/s/ Grace K. Fey *	Trustee	October 18, 2017
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	October 18, 2017
Theron S. Hoffman

/s/ Deborah C. Jackson *	Trustee	October 18, 2017
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	October 18, 2017
Hassell H. McClellan

/s/ James M. Oates *	Trustee	October 18, 2017
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	October 18, 2017
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	October 18, 2017
Gregory A. Russo

/s/ Warren A. Thomson *	Trustee	October 18, 2017
Warren A. Thomson

*By:	Power of Attorney
/s/ Thomas Dee
Thomas Dee Attorney-In-Fact
*Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 49 to the Trust’s Registration Statement on December 13, 2016

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document